Segment and Geographic Information (Assets by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 1,803,743	$ 1,505,053
Reportable Geographical Segments [Member]
Segment Reporting Information [Line Items]
Total assets	1,772,577	1,575,708
Reportable Geographical Segments [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Total assets	786,897	726,250
Reportable Geographical Segments [Member] | Caribbean Division [Member]
Segment Reporting Information [Line Items]
Total assets	416,541	355,568
Reportable Geographical Segments [Member] | NOLAD [Member]
Segment Reporting Information [Line Items]
Total assets	271,558	247,546
Reportable Geographical Segments [Member] | SLAD [Member]
Segment Reporting Information [Line Items]
Total assets	297,581	246,344
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total assets	172,400	82,822
Purchase Price Allocation [Member]
Segment Reporting Information [Line Items]
Total assets	$ (141,234)	$ (153,477)